Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.544%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,788,093.80

Principal:
Principal Collections	$19,574,638.27
Prepayments in Full	$10,399,792.43
Liquidation Proceeds	$439,578.56
Recoveries	$14,350.34
Sub Total	$30,428,359.60
Collections	$32,216,453.40

Purchase Amounts:
Purchase Amounts Related to Principal	$337,144.86
Purchase Amounts Related to Interest	$2,018.50
Sub Total	$339,163.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,555,616.76

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,555,616.76
Servicing Fee	$648,584.40	$648,584.40	$0.00	$0.00	$31,907,032.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,907,032.36
Interest - Class A-2a Notes	$67,468.99	$67,468.99	$0.00	$0.00	$31,839,563.37
Interest - Class A-2b Notes	$67,142.92	$67,142.92	$0.00	$0.00	$31,772,420.45
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$31,349,037.12
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$31,196,429.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,196,429.12
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$31,135,517.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,135,517.87
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$31,088,544.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,088,544.87
Regular Principal Payment	$28,373,541.26	$28,373,541.26	$0.00	$0.00	$2,715,003.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,715,003.61
Residual Released to Depositor	$0.00	$2,715,003.61	$0.00	$0.00	$0.00
Total		$32,555,616.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,373,541.26
Total					$28,373,541.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,955,071.37	$61.65	$67,468.99	$0.25	$17,022,540.36	$61.90
Class A-2b Notes	$11,418,469.89	$61.65	$67,142.92	$0.36	$11,485,612.81	$62.01
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$28,373,541.26	$21.55	$818,487.49	$0.62	$29,192,028.75	$22.17

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$74,965,543.17	0.2726020	$58,010,471.80	0.2109472
Class A-2b Notes	$50,485,885.80	0.2726020	$39,067,415.91	0.2109472
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$693,781,428.97	0.5268572	$665,407,887.71	0.5053104

Pool Information
Weighted Average APR	2.860%	2.855%
Weighted Average Remaining Term	42.16	41.32
Number of Receivables Outstanding	41,798	40,997
Pool Balance	$778,301,281.82	$747,044,830.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$724,690,939.27	$695,848,551.24
Pool Factor	0.5479844	0.5259774

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$11,205,672.46
Yield Supplement Overcollateralization Amount	$51,196,279.60
Targeted Overcollateralization Amount	$81,636,943.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,636,943.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$505,296.86
(Recoveries)		74	$14,350.34
Net Loss for Current Collection Period			$490,946.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7570%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7396%
Second Prior Collection Period			0.7031%
Prior Collection Period			0.7109%
Current Collection Period			0.7725%
Four Month Average (Current and Prior Three Collection Periods)			0.7315%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,741	$7,612,073.90
(Cumulative Recoveries)			$646,541.61
Cumulative Net Loss for All Collection Periods			$6,965,532.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4904%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,372.24
Average Net Loss for Receivables that have experienced a Realized Loss			$4,000.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	441	$9,360,599.79
61-90 Days Delinquent	0.17%	53	$1,307,181.93
91-120 Days Delinquent	0.02%	6	$116,209.29
Over 120 Days Delinquent	0.06%	19	$426,914.37
Total Delinquent Receivables	1.50%	519	$11,210,905.38

Repossession Inventory:
Repossessed in the Current Collection Period		40	$896,794.86
Total Repossessed Inventory		59	$1,353,266.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2366%
Prior Collection Period			0.2177%
Current Collection Period			0.1903%
Three Month Average			0.2149%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2477%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer